Prepaid expenses and other current assets (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepaid expenses and other current assets
Earnings rights associated with loan assets(2)	$ 39,542,075	¥ 258,012,040	¥ 380,000,000
Prepaid expenses(3)	8,748,531	57,084,166	160,697,858
Input VAT to be deducted	9,864,796	64,367,796	79,150,506
Interest receivable of Consolidated Trusts	1,740,875	11,359,212	35,451,817
Advance to employee	231,480	1,510,410	6,330,011
Receivables from borrowers			1,206,974
Others	1,753,671	11,442,695	44,612,448
Total prepaid expenses and other current assets	$ 61,881,428	¥ 403,776,319	¥ 707,449,614